Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Evolv Technologies Holdings Inc [Member]
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	March 31,	December 31,
	2021	2020
Computers and telecom equipment	$217	$217
Lab equipment	494	487
Software	59	59
Furniture and fixtures	37	37
Leasehold improvements	95	95
Leased equipment	13,463	10,948
	14,365	11,843
Less: Accumulated depreciation and amortization	(2,979)	(2,527)
	$11,386	$9,316

Depreciation and amortization expense related to property and equipment was $0.5 million and $0.2 million for the three months ended March 31, 2021 and 2020, respectively.

Leased equipment and the related accumulated depreciation were as follows:

	March 31,	December 31,
	2021	2020
Leased equipment	$13,463	$10,948
Accumulated depreciation	(2,095)	(1,649)
Leased equipment, net	$11,368	$9,299

Depreciation related to leased units was $0.4 million and $0.1 million during the three months ended March 31, 2021 and 2020. Depreciable lives are generally 7 years, consistent with our planned and historical usage of the equipment subject to operating leases.

5.     Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2019
Computers and telecom equipment	$217	$217
Lab equipment	487	487
Software	59	59
Furniture and fixtures	37	37
Leasehold improvements	95	95
Leased equipment	10,948	4,252
	11,843	5,147
Less: Accumulated depreciation and amortization	(2,527)	(1,461)
	$9,316	$3,686

Depreciation and amortization expense related to property and equipment was $1.1 million and $0.5 million for the years ended December 31, 2020 and 2019, respectively.

Leased equipment and the related accumulated depreciation were as follows:

	December 31,
	2020	2019
Leased equipment	$10,948	$4,252
Accumulated depreciation	(1,649)	(616)
Leased equipment, net	$9,299	$3,636

Depreciation related to leased units was $0.9 million in 2020 and $0.3 million in 2019. Depreciable lives are generally 7 years, consistent with our planned and historical usage of the equipment subject to operating leases.